DEBT - Schedule of Borrowings (Details) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	€ 1,927,167
Proceeds from borrowings	629,018
Repayments of borrowings	(549,014)
Interest accrued and other	4,287
Translation differences	14,744
Total debt, ending balance	2,089,737
Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	1,198,109
Proceeds from borrowings	298,316
Repayments of borrowings	(315,395)
Interest accrued and other	4,440
Translation differences	0
Total debt, ending balance	1,185,470
Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	682,581
Proceeds from borrowings	282,113
Repayments of borrowings	(189,940)
Interest accrued and other	(82)
Translation differences	13,597
Total debt, ending balance	788,269
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	673
Proceeds from borrowings	14,788
Repayments of borrowings	(18,684)
Interest accrued and other	0
Translation differences	184
Total debt, ending balance	60,496
Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	35,984
Proceeds from borrowings	0
Repayments of borrowings	(3,516)
Interest accrued and other	(71)
Translation differences	549
Total debt, ending balance	32,946
Other debt
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	9,820
Proceeds from borrowings	33,801
Repayments of borrowings	(21,479)
Interest accrued and other	0
Translation differences	414
Total debt, ending balance	€ 22,556